Property and Equipment	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 8 – PROPERTY AND EQUIPMENT

At December 31, 2019 and 2018, property and equipment consisted of the following:

		December 31,	December 31,
	Useful life	2019	2018
Wi-Fi equipment	3 Years	$6,800,967	$9,003,392
Vehicles	5 Years	110,384	3,520
Office and other equipment	3 – 5 Years	269,189	213,601
		7,180,540	9,220,513
Less: accumulated depreciation and impairment		(6,591,659)	(8,322,506)
		$588,881	$898,007

For the years ended December 31, 2019, 2018 and 2017, depreciation expense amounted to $394,907, $2,897,135 and $2,628,884, respectively, of which $236,214, $2,806,811 and $2,423,655, respectively, was included in cost of revenue, and $10,283, $5,872 and $117,648, respectively, was included in selling and marketing expenses and the remainder was included in general and administrative expense.

The Company recognized an impairment loss on property and equipment of $95,471, $1,228,362 and $0 for the years ended December 31, 2019, 2018 and 2017, respectively, for idled Wi-Fi equipment.

Included in construction-in-progress were Wi-Fi equipment under construction.